Stockholders' Deficiency (Details) - Part-1 - USD ($)		9 Months Ended			12 Months Ended
	Aug. 15, 2022	Mar. 31, 2024		Mar. 31, 2023	Jun. 30, 2023		Jun. 30, 2022	Nov. 30, 2023	Feb. 28, 2023	Dec. 31, 2022	Oct. 31, 2021
Stockholders’ deficiency [Line Items]
Shares authorized		150,000,000	[1]		150,000,000	[1]					150,000,000
Per share value (in Dollars per share)											$ 0.00001
Par value, price per share (in Dollars per share)		$ 0.0007	[1]		$ 0.0007	[1]		$ 0.00001
Loan amount (in Dollars)		$ 1,811,070		$ 14,097,414	$ 14,476,367
Common stock, shares issued	7,585			4,175,889
Shares issued		68,061			327,523
Convertible note payable, (in Dollars)		$ 1,811,070			$ 378,953
Related Parties [Member]
Stockholders’ deficiency [Line Items]
Common stock, shares issued	5,047
Convertible Notes Payable [Member]
Stockholders’ deficiency [Line Items]
Loan amount (in Dollars)		2,686,914			2,686,914
Convertible notes (in Dollars)		$ 537,383			537,383
Common stock, shares issued	4,175,889			5,047
Principal amount (in Dollars)									$ 5,500,000
Convertible notes (in Dollars)					$ 211,679
Convertible Notes Payable [Member] | Related Parties [Member]
Stockholders’ deficiency [Line Items]
Common stock, shares issued	353,272			353,272
Convertible debt (in Dollars)	$ 2,437,574			$ 2,437,574
Long Term Debt Portion of Unamortized Debt Discounts [Member]
Stockholders’ deficiency [Line Items]
Loan amount (in Dollars)	$ 16,534,988			$ 16,534,988
Common Stock [Member]
Stockholders’ deficiency [Line Items]
Shares authorized											10,000,000
Per share value (in Dollars per share)											$ 0.00001
Additionally authorized shares											170,000,000
Par value, price per share (in Dollars per share)											$ 0.00001
Preferred stock, shares authorized		20,000,000			20,000,000		20,000,000			20,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0007			$ 0.00001		$ 0.00001			$ 0.00001
Common stock, shares issued				59,656
Shares issued		4,764,200
Shares authorized											170,000,000

[1]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024